Fixed assets - Other intangible assets - Telecommunication licenses - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		€ 2,935	€ 2,385
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 926	€ 969	€ 519